Accounting Policies - Narrative (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment	$ 4,815.7	$ 5,079.1
Impairment loss recognised in profit or loss, property, plant and equipment	391.4	11.6	$ 11.7
Gold-in-process and stockpiles	725.7	565.8
Total equity accounted investees	84.9	178.8
Provision for decommissioning, restoration and rehabilitation costs	387.7	430.9	381.5
Current provision for decommissioning, restoration and rehabilitation costs	17.2	12.0
Non-current provision for decommissioning, restoration and rehabilitation costs	370.5	418.9
Provisions	10.5	13.1	18.3
Current portion of silicosis settlement costs	1.3	0.6
Non-current portion of silicosis settlement costs	9.2	12.5
Deferred taxation liabilities	399.8	500.9
Deferred taxation asset	195.5	260.6
Tax receivable, net	(22.4)	115.9	121.3
Tax receivable	76.0	0.0		$ 100.3
Tax payable	53.6	(115.9)
Share-based payments	6.9	12.7	14.5
Charge to income statement	29.0	28.5	51.3
Long term incentive plan liability	53.0	56.6	67.2
Current portion of long-term incentive plan	30.6	28.4
Non-current portion of long-term incentive plan	22.4	28.2
Derivative financial liabilities	0.0	6.8
(Gain)/loss on financial instruments	(24.0)	96.4	240.2
Asanko redeemable preference shares	$ 60.3	94.5
Dividends withholding tax percentage	20.00%
Tarkwa cash-generating unit
Disclosure of changes in accounting estimates [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 325.2	0.0	0.0
Peru cash-generating unit
Disclosure of changes in accounting estimates [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 63.1	$ 0.0	$ 0.0
Rand
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	17.02	15.94	14.69	17.02
Average exchange rate	16.37	14.79	16.38
US Dollar
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	0.69	0.73	0.77	0.69
Average exchange rate	0.68	0.75	0.69
Trade and other payables
Disclosure of changes in accounting estimates [line items]
Derivative financial liabilities	$ 0.0	$ 6.8
Trade and other receivables
Disclosure of changes in accounting estimates [line items]
Derivative financial assets	$ 0.0	$ 5.1